TAXES PAYABLE AND AMOUNTS TO BE REFUNDED TO CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2022
Taxes Payable And Amounts To Be Refunded To Customers
Schedule of taxes and amounts to be restituted to customers

	2022	2021
Current
ICMS	108	124
Cofins (1)	199	166
PIS/Pasep (1)	43	36
INSS	44	36
Others (2)	150	166
	544	528
Non-current
Cofins (1)	304	281
PIS/Pasep (1)	66	61
	370	342
	914	870
Amounts to be refunded to customers
Current
PIS/Pasep and Cofins	1,155	704
ICMS (3)	341	-
Non-current
PIS/Pasep and Cofins	1,808	2,319
Total	3,304	3,023

(1)	PIS/Pasep and Cofins recorded in current liabilities include the deferral on the financial remuneration of the contract asset and on the construction and improvement revenues linked to the transmission contracts. For more information, see Note 15.
(2)	The December 31, 2022, balance includes income tax withholdings on interest on equity declared on December 14, 2022 and December 22, 2022, the collection of which occurred in January 2023, in accordance with tax legislation.
(3)	On June 23, 2022 Complementary Law no. 194 was enacted, with immediate effectiveness, which changed the National Tax Code (CTN) and Complementary Law no. 87/96 (Kandir Law), classifying electric energy, among other goods, as essential, prohibiting the establishment of ICMS rates for transactions with these goods at a higher level than for transactions in general, and applying the non-levy of this tax on transmission and distribution services and sectorial charges related to electric energy transactions. In December 2022, an amount of R$341 was provisioned to be returned to the consumers, referring to the period in which the tax was still charged in the invoices.